OPPENHEIMER AMT–FREE NEW YORK MUNICIPALS
OPPENHEIMER CHAMPION INCOME FUND
OPPENHEIMER CORE BOND FUND
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
OPPENHEIMER INTERNATIONAL BOND FUND
OPPENHEIMER LIMITED TERM MUNICIPAL FUND
OPPENHEIMER LIMITED–TERM GOVERNMENT FUND
OPPENHEIMER U.S. GOVERNMENT TRUST
ROCHESTER FUND MUNICIPALS
LIMITED TERM NEW YORK MUNICIPAL FUND

Prospectus Supplement dated December 10, 2010

This supplement amends the prospectus of each of the above referenced funds (each a “Fund”) as follows and is in addition to any other supplement(s).

In the section titled “How to Buy, Sell and Exchange Shares – How to Sell Shares,” the following is added to the end of the sub-section titled “Checkwriting”:

•

Effective January 1, 2011, you will no longer be able to establish checkwriting for a new or existing account and will no longer be able to order additional checks for accounts with checkwriting privileges.

•	Beginning June 1, 2011, the Transfer Agent will no longer accept check drafts to redeem shares from your account. Check drafts received on or after this date will be returned without payment.

December 10, 2010                                                                                                                PS0000.059